Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	21
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,643,409.40

Principal:
Principal Collections	$13,174,750.72
Prepayments in Full	$9,290,590.38
Liquidation Proceeds	$352,932.43
Recoveries	$11,031.90
Sub Total	$22,829,305.43
Collections	$24,472,714.83

Purchase Amounts:
Purchase Amounts Related to Principal	$181,098.55
Purchase Amounts Related to Interest	$1,076.17
Sub Total	$182,174.72

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$24,654,889.55

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	21
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$24,654,889.55
Servicing Fee	$394,737.35	$394,737.35	$0.00	$0.00	$24,260,152.20
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,260,152.20
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$24,260,152.20
Interest - Class A-3 Notes	$120,642.50	$120,642.50	$0.00	$0.00	$24,139,509.70
Interest - Class A-4 Notes	$53,382.25	$53,382.25	$0.00	$0.00	$24,086,127.45
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,086,127.45
Interest - Class B Notes	$26,563.00	$26,563.00	$0.00	$0.00	$24,059,564.45
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,059,564.45
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$24,037,998.45
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,037,998.45
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$24,003,457.78
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,003,457.78
Regular Principal Payment	$21,872,437.15	$21,872,437.15	$0.00	$0.00	$2,131,020.63
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,131,020.63
Residuel Released to Depositor	$0.00	$2,131,020.63	$0.00	$0.00	$0.00
Total		$24,654,889.55

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$21,872,437.15
Total					$21,872,437.15
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,872,437.15	$67.05	$120,642.50	$0.37	$21,993,079.65	$67.42
Class A-4 Notes	$0.00	$0.00	$53,382.25	$0.56	$53,382.25	$0.56
Class B Notes	$0.00	$0.00	$26,563.00	$0.84	$26,563.00	$0.84
Class C Notes	$0.00	$0.00	$21,566.00	$1.03	$21,566.00	$1.03
Class D Notes	$0.00	$0.00	$34,540.67	$1.64	$34,540.67	$1.64
Total	$21,872,437.15	$20.38	$256,694.42	$0.24	$22,129,131.57	$20.62

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	21

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$283,864,701.28	0.8702167	$261,992,264.13	0.8031645
Class A-4 Notes	$95,610,000.00	1.0000000	$95,610,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$453,114,701.28	0.4222680	$431,242,264.13	0.4018846

Pool Information
Weighted Average APR	4.128%	4.123%
Weighted Average Remaining Term	39.72	38.87
Number of Receivables Outstanding	28,552	27,867
Pool Balance	$473,684,822.55	$450,501,349.48
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$454,739,732.42	$432,519,543.17
Pool Factor	0.4321752	0.4110233

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$6,757,520.24
Yield Supplement Overcollateralization Amount	$17,981,806.31
Targeted Overcollateralization Amount	$19,259,085.35
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$19,259,085.35

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	21

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		64	$184,100.99
(Recoveries)		60	$11,031.90
Net Losses for Current Collection Period			$173,069.09
Cumulative Net Losses Last Collection Period			$3,830,144.97
Cumulative Net Losses for all Collection Periods			$4,003,214.06

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.44%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.86%	442	$8,379,942.60
61-90 Days Delinquent	0.16%	36	$702,159.30
91-120 Days Delinquent	0.06%	12	$253,149.59
Over 120 Days Delinquent	0.17%	32	$783,970.33
Total Delinquent Receivables	2.25%	522	$10,119,221.82

Repossession Inventory:
Repossessed in the Current Collection Period		28	$564,645.08
Total Repossessed Inventory		38	$853,684.51

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4814%
Preceding Collection Period			0.4993%
Current Collection Period			0.4494%
Three Month Average			0.4767%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2629%
Preceding Collection Period			0.3187%
Current Collection Period			0.2871%
Three Month Average			0.2896%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer